SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended
	Dec. 07, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares subject to possible redemption				28,646,767
Offering costs				$ 19,126,250
Deferred underwriting fees	$ 12,075,000	$ 12,075,000		12,075,000	$ 12,075,000
Aggregate amount reimbursed from underwriters	450,000			450,000
Other offering costs	151,250
Transaction costs allocated to warrant liabilities				1,583,878
Offering costs charged to shareholders' equity				17,542,372
Unrecognized tax benefits		0		0	0
Unrecognized tax benefits accrued for interest and penalties		0		0	0
Income tax expense				0	0
Net Earnings		(2,660,294)	$ 16,083,886	(1,767,451)	13,423,592
Cash, FDIC Insured Amount		$ 250,000		$ 250,000	$ 250,000
Class A Ordinary Share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Ordinary shares subject to possible redemption		29,989,126		28,646,767	29,989,126
Net Earnings				$ 0
Weighted average shares outstanding, basic and diluted		34,500,000		34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00		$ 0.00	$ 0.00
Redeemable Class A Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants to purchase common stock					13,075,000
Interest Income				$ 0
Net Earnings		$ 5,210		$ 0
Weighted average shares outstanding, basic and diluted		34,500,000		34,500,000	34,500,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ 0.00		$ 0.00	$ 0.00
Non-Redeemable Class B Ordinary Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Earnings		$ (2,660,294)		$ (1,767,451)	$ 13,423,592
Non-Redeemable Net Loss		$ (2,665,504)		$ 0	$ 13,413,682
Weighted average shares outstanding, basic and diluted		8,625,000		7,758,028	8,625,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares		$ (0.30)		$ (0.23)	$ 1.56
Initial Public Offering
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Deferred underwriting fees	$ 6,900,000	$ 6,900,000		$ 6,900,000	$ 6,900,000
Other offering costs				601,250
Private Placement
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Other offering costs				$ 151,250
Warrants | Private Placement
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants to purchase common stock				13,075,000